LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 8:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Others

	Annual interest
	rate at
	December 31	December 31,
	2019	2019	2018
Linkage terms:
U.S. dollar	3.5% - 5%	381	503
NIS - Fix interest rate	5% - 5.5%	664	221
		1,045	724
Less - current maturities		(658)	(416)

		387	308

Minimum future payments at December 31, 2019 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2020	658
2021	145
2022	145
2023	97

1,045

Long-term debt includes liabilities associated with equipment purchase in the amounts of $477 and $724 and current maturities of long-term debt of $477 and $416 at December 31, 2019 and 2018, respectively. The current maturities are classified to the trade payable balance as of December 31, 2019 and 2018, respectively.